Other Items, Net	12 Months Ended
Dec. 31, 2013
Other Items Net Disclosure [Abstract]
Other Items, Net	16) OTHER ITEMS, NET For all periods presented, “Other items, net” primarily consisted of foreign exchange gains and losses.